Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 3,719,829	$ 3,723,475
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 828,531	$ 1,042,723
Percentage of sales	22.00%	28.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 841,546	$ 722,578
Percentage of sales	23.00%	19.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 502,134	$ 574,951
Percentage of sales	13.00%	15.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 478,752	$ 428,617
Percentage of sales	13.00%	12.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 482,645	$ 391,821
Percentage of sales	13.00%	11.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 401,830	$ 387,373
Percentage of sales	11.00%	10.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 184,391	$ 175,412
Percentage of sales	5.00%	5.00%